UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Errol M Rudman

Address:   153 East 53rd Street
           48th Floor
           New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M Rudman
Title:     Investment Manager
Phone:     (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman              New York, New York          February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                   NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $205,827
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE
                                                          Errol M Rudman
                                                         December 30, 2004

COLUMN 1                           COLUMN  2      COLUMN 3   COLUMN 4            COLUMN 5    COLUMN 6   COLUMN 7   COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/     INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP     (X$1000)  PRN AMT   PRN CALL     DISCRETION  MGRS  SOLE     SHARED   NONE
--------------                   --------------  -----     --------  -------   --- ----     ----------  ----  ----     ------   ----
AKAMAI TECHNOLOGIES INC          COMMON STOCK    00971T101  4,926    378,025   SH           SOLE              378,025
AMERICAN EQTY INT LIFE HLD       COMMON STOCK    025676206    870     80,800   SH           SOLE               80,800
AMGEN INC                        COMMON STOCK    031162100  8,804    137,245   SH           SOLE              137,245
AMPHENOL CORP NEW                CLA             032095101  8,472    230,605   SH           SOLE              230,605
BEACON ROOFING SUPPLY INC        COMMON STOCK    073685109  5,626    283,300   SH           SOLE              283,300
BILL BARRETT CORP                COMMON STOCK    06846N104  1,600     50,000   SH           SOLE               50,000
BOMBAY CO INC                    COMMON STOCK    097924104  2,128    384,900   SH           SOLE              384,900
CABLEVISION SYSTEMS CORP         CLA NY CABLVS   12686C109  4,808    193,090   SH           SOLE              193,090
CAREMARK RX INC                  COMMON STOCK    141705103  4,101    104,000   SH           SOLE              104,000
CELL GENESYS INC                 COMMON STOCK    150921104    944    116,550   SH           SOLE              116,550
CIT GROUP INC                    COMMON STOCK    125581108  5,273    115,075   SH           SOLE              115,075
CITIGROUP INC                    COMMON STOCK    172967101  5,579    115,800   SH           SOLE              115,800
COMPUTER ASSOC INTL INC          COMMON STOCK    204912109  7,266    233,950   SH           SOLE              233,950
DENDREON CORP                    COMMON STOCK    24823Q107  1,311    121,600   SH           SOLE              121,600
ECHOSTAR COMMUNICATIONS CORP     CLA             278762109  2,720     81,800   SH           SOLE               81,800
ENCYSIVE PHARMACEUTICALS INC     COMMON STOCK    29256X107    792     79,800   SH           SOLE               79,800
FOUNDATION COAL HLDGS INC        COMMON STOCK    35039W100  1,153     50,000   SH           SOLE               50,000
HCA INC                          COMMON STOCK    404119109  5,982    149,700   SH           SOLE              149,700
HARMONIC INC                     COMMON STOCK    413160102    766     91,850   SH           SOLE               91,850
J P MORGAN & CHASE & CO          COMMON STOCK    46625H100  5,901    151,280   SH           SOLE              151,280
KENSEY NASH CORP                 COMMON STOCK    490057106    863     25,000   SH           SOLE               25,000
KERYX BIOPHARMACEUTICALS INC     COMMON STOCK    492515101    628     54,250   SH           SOLE               54,250
LAIDLAW INTL INC                 COMMON STOCK    50730R102  2,344    109,550   SH           SOLE              109,550
LIBERTY MEDIA CORP NEW           COM SER A       530718105  5,216    475,000   SH           SOLE              475,000
LIBERTY MEDIA INTL INC           COM SER A       530719103  8,588    185,776   SH           SOLE              185,776
LIFEPOINT HOSPITALS INC          COMMON STOCK    53219L109  7,963    228,700   SH           SOLE              228,700
LIONS GATE ENTMT CORP            COMMON STOCK    535919203  1,789    168,500   SH           SOLE              168,500
MCI INC                          COMMON STOCK    552691107  5,695    282,500   SH           SOLE              282,500
MEDCO HEALTH SOLUTIONS INC       COMMON STOCK    58405U102  2,186     52,550   SH           SOLE               52,550
MERCK & CO INC                   COMMON STOCK    589331107  3,857    120,000   SH           SOLE              120,000
MERRILL LYNCH & CO INC           COMMON STOCK    590188108  7,695    128,750   SH           SOLE              128,750
MOHAWK INDS INC                  COMMON STOCK    608190104  8,009     87,775   SH           SOLE               87,775
NOVATEL WIRELESS INC             COMMON STOCK    66987M604  1,716     88,400   SH           SOLE               88,400
PULTE HOMES INC                  COMMON STOCK    745867101  5,850     91,700   SH           SOLE               91,700
RITCHIE BROS AUCTIONEERS         COMMON STOCK    767744105  6,275    189,800   SH           SOLE              189,800
RUSH ENTERPRISES INC             CLA             781846209  3,446    212,300   SH           SOLE              212,300
SCHWAB (CHARLES) CORP            COMMON STOCK    808513105  2,870    240,000   SH           SOLE              240,000
SWIFT TRANSN CO                  COMMON STOCK    870756103    702     32,694   SH           SOLE               32,694
SYMBOL TECHNOLOGIES INC          COMMON STOCK    871508107  7,797    450,675   SH           SOLE              450,675
TELIK INC                        COMMON STOCK    87959M109    712     37,200   SH           SOLE               37,200
TIME WARNER INC                  COMMON STOCK    887317105  4,246    218,300   SH           SOLE              218,300
TIME WARNER TELECOM INC          CLA             887319101  3,513    805,820   SH           SOLE              805,820
TIMKEN CO                        COMMON STOCK    887389104    954     36,675   SH           SOLE               36,675
TRIAD HOSPITALS INC              COMMON STOCK    89579K109  2,344     63,000   SH           SOLE               63,000
TUT SYSTEMS                      COMMON STOCK    901103101    145     36,000   SH           SOLE               36,000
UNITEDGLOBALCOM                  CLA             913247508  5,849    605,500   SH           SOLE              605,500
VERINT SYS INC                   COMMON STOCK    92343X100  5,232    144,020   SH           SOLE              144,020
WABASH NATL CORP                 COMMON STOCK    929566107  5,047    187,400   SH           SOLE              187,400
ACCENTURE LTD                    CLA             G1150G111  1,258     46,575   SH           SOLE               46,575
MERCK & CO INC                   COMMON STOCK    589331107  8,035    250,000   SH  CALL     SOLE              250,000
MERRILL LYNCH & CO INC           COMMON STOCK    590188108  5,977    100,000   SH  CALL     SOLE              100,000
                                                          205,827


70300.0000 #547616